Financial Risk Management Objectives and Policies - Schedule of Liquidity Risk (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Trade Payables [Member]
Schedule of Liquidity Risk [Line Items]
Trade payables	¥ 91,966	$ 12,599	¥ 72,445
Lease liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Lease liabilities	19,266	2,639	25,392
Interest-bearing bank and other borrowings excluding lease liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Interest-bearing bank and other borrowings (excluding lease liabilities)	1,831,454	250,908	2,075,511
Financial liabilities included in other payables and accruals [Member]
Schedule of Liquidity Risk [Line Items]
Financial liabilities included in other payables and accruals	73,670	10,094	63,122
Long-term payables [Member]
Schedule of Liquidity Risk [Line Items]
Long-term payables	29,344	4,020	40,000
Derivative financial instruments [Member]
Schedule of Liquidity Risk [Line Items]
Derivative financial instruments	2,045,700	$ 280,260	2,276,470
On demand | Trade Payables [Member]
Schedule of Liquidity Risk [Line Items]
Trade payables
On demand | Lease liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Lease liabilities
On demand | Interest-bearing bank and other borrowings excluding lease liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Interest-bearing bank and other borrowings (excluding lease liabilities)
On demand | Financial liabilities included in other payables and accruals [Member]
Schedule of Liquidity Risk [Line Items]
Financial liabilities included in other payables and accruals	73,670		63,122
On demand | Long-term payables [Member]
Schedule of Liquidity Risk [Line Items]
Long-term payables
On demand | Derivative financial instruments [Member]
Schedule of Liquidity Risk [Line Items]
Derivative financial instruments	73,670		63,122
Less than 1 year | Trade Payables [Member]
Schedule of Liquidity Risk [Line Items]
Trade payables	91,966		72,445
Less than 1 year | Lease liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Lease liabilities	10,674		11,813
Less than 1 year | Interest-bearing bank and other borrowings excluding lease liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Interest-bearing bank and other borrowings (excluding lease liabilities)	813,610		671,206
Less than 1 year | Financial liabilities included in other payables and accruals [Member]
Schedule of Liquidity Risk [Line Items]
Financial liabilities included in other payables and accruals
Less than 1 year | Long-term payables [Member]
Schedule of Liquidity Risk [Line Items]
Long-term payables	29,344		20,000
Less than 1 year | Derivative financial instruments [Member]
Schedule of Liquidity Risk [Line Items]
Derivative financial instruments	945,594		775,464
1 to 5 years | Trade Payables [Member]
Schedule of Liquidity Risk [Line Items]
Trade payables
1 to 5 years | Lease liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Lease liabilities	8,592		13,579
1 to 5 years | Interest-bearing bank and other borrowings excluding lease liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Interest-bearing bank and other borrowings (excluding lease liabilities)	452,765		747,848
1 to 5 years | Financial liabilities included in other payables and accruals [Member]
Schedule of Liquidity Risk [Line Items]
Financial liabilities included in other payables and accruals
1 to 5 years | Long-term payables [Member]
Schedule of Liquidity Risk [Line Items]
Long-term payables			20,000
1 to 5 years | Derivative financial instruments [Member]
Schedule of Liquidity Risk [Line Items]
Derivative financial instruments	461,357		781,427
Over 5 years | Trade Payables [Member]
Schedule of Liquidity Risk [Line Items]
Trade payables
Over 5 years | Lease liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Lease liabilities
Over 5 years | Interest-bearing bank and other borrowings excluding lease liabilities [Member]
Schedule of Liquidity Risk [Line Items]
Interest-bearing bank and other borrowings (excluding lease liabilities)	565,079		656,457
Over 5 years | Financial liabilities included in other payables and accruals [Member]
Schedule of Liquidity Risk [Line Items]
Financial liabilities included in other payables and accruals
Over 5 years | Long-term payables [Member]
Schedule of Liquidity Risk [Line Items]
Long-term payables
Over 5 years | Derivative financial instruments [Member]
Schedule of Liquidity Risk [Line Items]
Derivative financial instruments	¥ 565,079		¥ 656,457